Capital Group Core Bond ETF
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 99.75% Corporate bonds and notes 45.59% Financials 19.43%	Principal amount (000)	Value (000)
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	USD26,769	$28,022
Air Lease Corp. 4.50% 3/24/2029 (a)	3,305	3,284
American International Group, Inc. 4.85% 5/7/2030	10,390	10,500
Arthur J. Gallagher & Co. 4.85% 12/15/2029	13,753	13,908
Athene Global Funding 5.583% 1/9/2029 (a)	2,980	3,008
Athene Global Funding 4.721% 10/8/2029 (a)	2,573	2,533
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (b)	55,107	54,361
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (a)(b)	10,450	10,291
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (a)(b)	16,393	16,798
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(b)	7,268	7,167
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	18,213	18,674
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	19,378	19,970
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(b)	32,669	33,563
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (a)(b)	27,554	27,605
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (b)	17,348	17,291
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (b)	10,327	10,211
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	27,733	27,696
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (b)	11,897	11,736
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	34,628	36,365
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (a)(b)	2,214	2,204
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (b)	31,950	33,127
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	24,999	25,796
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (b)	9,988	9,998
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (b)	11,106	11,296
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	7,499	7,354
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028) (b)	43,094	43,071
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (b)	3,750	3,699
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (b)	4,048	4,087
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (b)	4,327	4,349
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (b)	42,961	42,721
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (b)	10,393	10,586
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (b)	100	102
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	6,805	6,701
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	1,375	1,211
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(b)	37,747	38,597
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (b)	23,683	24,274
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)	8,190	8,280
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (b)	9,260	9,129
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (b)	12,978	13,280
Capital Group Core Bond ETF — Page 1 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028) (b)	USD41,535	$42,004
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (b)	26,458	26,769
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	10,816	10,813
NatWest Group PLC 4.964% 8/15/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.22% on 8/15/2029) (b)	24,209	24,430
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026) (b)	750	759
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	20,562	21,074
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (b)	9,264	9,237
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (b)	5,313	5,234
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (b)	30,280	30,998
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (b)	1,382	1,389
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (b)	11,646	11,819
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	14,247	14,691
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	18,798	19,232
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (b)	24,074	23,481
		894,775
Health care 5.37%
Abbott Laboratories 4.30% 3/15/2033	12,580	12,315
AbbVie, Inc. 4.40% 3/15/2033	4,587	4,504
AbbVie, Inc. 5.05% 3/15/2034	19,746	20,048
Amgen, Inc. 4.20% 2/19/2031	7,002	6,908
Amgen, Inc. 5.25% 3/2/2033	28,292	29,044
Baxter International, Inc. 2.272% 12/1/2028	50,811	47,357
Baxter International, Inc. 4.45% 2/15/2029	5,767	5,696
Bristol-Myers Squibb Co. 5.20% 2/22/2034	20,020	20,532
Centene Corp. 4.25% 12/15/2027	2,215	2,177
Cigna Group (The) 5.00% 5/15/2029	6,918	7,045
CVS Health Corp. 5.40% 6/1/2029	33,473	34,273
Novartis Capital Corp. 4.60% 3/18/2033	3,992	3,976
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	17,798	17,735
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,470	8,474
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	9,411	9,302
UnitedHealth Group, Inc. 5.35% 2/15/2033	14,584	14,980
Viatris, Inc. 2.70% 6/22/2030	3,441	3,118
		247,484
Utilities 5.12%
DTE Energy Co. 5.10% 3/1/2029	39,209	39,875
Edison International 4.125% 3/15/2028	3,399	3,342
Edison International 5.45% 6/15/2029	50	50
Edison International 6.95% 11/15/2029	715	755
Edison International 6.25% 3/15/2030	1,698	1,760
ENEL Finance International NV 2.125% 7/12/2028 (a)	2,930	2,782
ENEL Finance International NV 4.125% 9/30/2028 (a)	16,395	16,263
FirstEnergy Corp. 2.65% 3/1/2030	15,056	13,945
Georgia Power Co. 4.95% 5/17/2033	22,415	22,604
Pacific Gas and Electric Co. 5.00% 6/4/2028	7,480	7,546
Pacific Gas and Electric Co. 4.65% 8/1/2028	12,988	13,009
Pacific Gas and Electric Co. 4.55% 7/1/2030	17,895	17,659
Pacific Gas and Electric Co. 5.70% 3/1/2035	3,945	4,001
Pacific Gas and Electric Co. 4.95% 7/1/2050	3,662	3,036
PacifiCorp 5.10% 2/15/2029	45,241	45,833
Capital Group Core Bond ETF — Page 2 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	USD18,295	$18,484
Southern California Edison Co. 5.25% 3/15/2030	7,001	7,112
Southern California Edison Co. 5.45% 6/1/2031	17,391	17,797
		235,853
Industrials 3.18%
BAE Systems PLC 5.125% 3/26/2029 (a)	31,796	32,454
Boeing Co. (The) 5.04% 5/1/2027	46,029	46,296
Boeing Co. (The) 6.259% 5/1/2027	34,291	34,893
Eaton Corp. 4.20% 3/6/2031	9,983	9,842
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	8,261	8,174
LG Energy Solution, Ltd. 5.25% 4/2/2028 (a)	9,122	9,195
LG Energy Solution, Ltd. 5.00% 4/2/2029 (a)	5,375	5,387
		146,241
Consumer discretionary 2.82%
Amazon.com, Inc. 4.25% 3/13/2031	11,970	11,885
Ford Motor Credit Co., LLC 5.80% 3/5/2027	30,324	30,498
Ford Motor Credit Co., LLC 4.97% 4/6/2029	16,188	15,994
General Motors Financial Co., Inc. 4.20% 10/27/2028	24,761	24,512
Hyundai Capital America 5.275% 6/24/2027 (a)	10,668	10,761
Hyundai Capital America 4.55% 9/26/2029 (a)	7,405	7,376
Hyundai Capital America 5.15% 3/27/2030 (a)	14,557	14,718
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	8,521	8,230
Stellantis Finance US, Inc. 5.35% 3/17/2028 (a)	1,264	1,273
Volkswagen Group of America Finance, LLC 4.90% 8/14/2026 (a)	4,626	4,633
		129,880
Information technology 2.81%
Broadcom, Inc. 3.469% 4/15/2034	15,654	14,103
Microchip Technology, Inc. 5.05% 3/15/2029	11,831	12,005
Microchip Technology, Inc. 5.05% 2/15/2030	3,758	3,792
Oracle Corp. 4.45% 9/26/2030	46,350	44,678
Oracle Corp. 4.95% 2/4/2031	9,288	9,091
Oracle Corp. 4.80% 9/26/2032	8,961	8,537
Oracle Corp. 5.35% 5/4/2033	6,254	6,090
Roper Technologies, Inc. 4.50% 10/15/2029	15,416	15,331
SK hynix, Inc. 6.375% 1/17/2028 (a)	15,472	15,977
		129,604
Communication services 2.30%
Alphabet, Inc. 4.40% 2/15/2033	11,958	11,812
Charter Communications Operating, LLC 6.10% 6/1/2029	10,272	10,642
Charter Communications Operating, LLC 6.384% 10/23/2035	9,808	9,967
Meta Platforms, Inc. 4.60% 11/15/2032	21,578	21,374
T-Mobile USA, Inc. 3.875% 4/15/2030	21,413	20,859
T-Mobile USA, Inc. 5.125% 5/15/2032	5,919	6,006
Verizon Communications, Inc. 2.355% 3/15/2032	8,030	7,012
Verizon Communications, Inc. 4.75% 1/15/2033	18,521	18,299
		105,971
Capital Group Core Bond ETF — Page 3 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples 2.22%	Principal amount (000)	Value (000)
BAT Capital Corp. 6.343% 8/2/2030	USD16,176	$17,272
BAT Capital Corp. 5.35% 8/15/2032	10,017	10,288
Constellation Brands, Inc. 2.875% 5/1/2030	14,589	13,657
Imperial Brands Finance PLC 4.50% 6/30/2028 (a)	21,084	21,102
Mars, Inc. 4.80% 3/1/2030 (a)	25,138	25,407
McCormick & Co., Inc. 4.15% 2/15/2029	14,670	14,531
		102,257
Energy 1.91%
Diamondback Energy, Inc. 5.15% 1/30/2030	16,320	16,666
Energy Transfer, LP 5.25% 7/1/2029	20,509	20,962
Enterprise Products Operating, LLC 4.60% 1/15/2031	8,594	8,610
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036 (a)	4,439	4,460
Petroleos Mexicanos 6.50% 3/13/2027	20,040	20,244
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	17,053	17,129
		88,071
Materials 0.26%
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (a)	11,943	11,969
Real estate 0.17%
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	3,730	3,739
Piedmont Operating Partnership, LP 5.625% 1/15/2033	4,164	4,049
		7,788
Total corporate bonds and notes		2,099,893
Mortgage-backed obligations 30.56% Federal agency mortgage-backed obligations 23.79%
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (c)	828	699
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (c)	469	396
Fannie Mae Pool #FM6031 2.00% 2/1/2051 (c)	17,777	14,363
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (c)	1,500	1,263
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (c)	908	765
Fannie Mae Pool #BR6304 2.50% 4/1/2051 (c)	22	19
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (c)	814	686
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (c)	598	505
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (c)	507	429
Fannie Mae Pool #BR9603 2.50% 5/1/2051 (c)	16	14
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (c)	903	764
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (c)	453	382
Fannie Mae Pool #CB1295 2.00% 8/1/2051 (c)	2,604	2,113
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (c)	6,165	5,201
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (c)	953	803
Fannie Mae Pool #CB1810 3.00% 10/1/2051 (c)	11,429	10,054
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (c)	3,289	2,667
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (c)	9,631	8,112
Fannie Mae Pool #CB2211 2.50% 11/1/2051 (c)	3,533	2,995
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (c)	6,341	5,351
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (c)	2,500	2,027
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (c)	3,403	2,886
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (c)	264	223
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (c)	104	88
Capital Group Core Bond ETF — Page 4 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (c)	USD7,310	$5,921
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (c)	33,830	27,396
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (c)(d)	66,759	56,536
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (c)	77	65
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (c)	27	23
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (c)	11,776	9,536
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (c)	3,583	2,901
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (c)	2,884	2,438
Fannie Mae Pool #CB3520 2.50% 4/1/2052 (c)	671	567
Fannie Mae Pool #MA4597 2.00% 5/1/2052 (c)	4,186	3,390
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (c)	963	811
Fannie Mae Pool #MA4599 3.00% 5/1/2052 (c)	6,776	5,970
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (c)	1,021	865
Fannie Mae Pool #CB3891 3.00% 6/1/2052 (c)	1,547	1,369
Fannie Mae Pool #MA4625 3.50% 6/1/2052 (c)	14,249	13,087
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (c)	5,014	4,224
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (c)	2,663	2,256
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (c)	36	31
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (c)	1,616	1,367
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (c)	2,031	1,719
Fannie Mae Pool #FA2698 2.00% 10/1/2052 (c)	6,095	4,926
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (c)	199	201
Fannie Mae Pool #MA5026 3.50% 4/1/2053 (c)	10,041	9,219
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (c)	529	500
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (c)	223	210
Fannie Mae Pool #FA3450 2.50% 7/1/2053 (c)	15,055	12,758
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (c)	3,220	3,045
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (c)	882	833
Fannie Mae Pool #MA5163 4.50% 10/1/2053 (c)	903	874
Fannie Mae Pool #FA0441 3.50% 12/1/2053 (c)	17,711	16,262
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (c)	287	271
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (c)	327	335
Fannie Mae Pool #MA5249 7.00% 1/1/2054 (c)	3,011	3,166
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (c)	4,079	4,161
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (c)	655	672
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (c)	200	204
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (c)	174	178
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (c)	135	139
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (c)	69	71
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (c)	67	69
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (c)	56	58
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (c)	3,800	3,877
Fannie Mae Pool #MA5528 4.00% 11/1/2054 (c)	43	41
Fannie Mae Pool #MA5529 4.50% 11/1/2054 (c)	8,297	8,015
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (c)	57	54
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (c)	16,012	15,813
Fannie Mae Pool #DC9243 6.50% 12/1/2054 (c)	1,000	1,035
Fannie Mae Pool #MA5611 4.00% 2/1/2055 (c)	916	865
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (c)	13,092	13,355
Fannie Mae Pool #FP0132 6.50% 2/1/2055 (c)	1,000	1,035
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (c)	3,517	3,322
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (c)	5,098	4,925
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (c)	5,459	5,568
Fannie Mae Pool #190445 6.50% 3/1/2055 (c)	20,526	21,235
Capital Group Core Bond ETF — Page 5 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5648 6.50% 3/1/2055 (c)	USD153	$158
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (c)	5,414	5,231
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	2,802	2,858
Fannie Mae Pool #DD6425 6.50% 4/1/2055 (c)	1,000	1,034
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (c)	9,294	9,479
Fannie Mae Pool #MA5702 6.50% 5/1/2055 (c)	113	117
Fannie Mae Pool #DE0094 4.00% 6/1/2055 (c)	866	818
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (c)	54,541	54,846
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (c)	5,039	5,140
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (c)	22	23
Fannie Mae Pool #MA5789 4.00% 8/1/2055 (c)	42,318	39,972
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (c)	5,171	5,274
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (c)	38,413	38,627
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (c)	15,080	15,380
Fannie Mae Pool #MA5820 4.50% 9/1/2055 (c)	39,494	38,155
Fannie Mae Pool #MA5823 6.00% 9/1/2055 (c)	7,610	7,762
Fannie Mae Pool #MA5941 3.50% 1/1/2056 (c)	7,539	6,920
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (c)	6,071	5,733
Fannie Mae Pool #MA5943 4.50% 1/1/2056 (c)	5,852	5,652
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (c)	9,324	9,203
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (c)	10,883	9,822
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (c)	646	545
Freddie Mac Pool #QB8797 2.50% 2/1/2051 (c)	258	218
Freddie Mac Pool #SD4957 2.00% 3/1/2051 (c)	32,179	26,244
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (c)	449	379
Freddie Mac Pool #QC5574 2.50% 8/1/2051 (c)	21	18
Freddie Mac Pool #QC6225 2.50% 9/1/2051 (c)	708	597
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (c)	656	555
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (c)	164	138
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (c)	26	22
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (c)	3,083	2,493
Freddie Mac Pool #RA6534 2.00% 12/1/2051 (c)	6,489	5,248
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (c)	2,474	2,098
Freddie Mac Pool #SD8189 2.50% 1/1/2052 (c)	2,141	1,815
Freddie Mac Pool #SD5892 2.00% 2/1/2052 (c)	10,125	8,179
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (c)	2,909	2,464
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (c)	31,464	25,509
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (c)	883	713
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (c)	19,271	15,601
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (c)	893	721
Freddie Mac Pool #SD6498 2.50% 4/1/2052 (c)	4,811	4,061
Freddie Mac Pool #SD8211 2.00% 5/1/2052 (c)	18,934	15,328
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (c)	11,063	9,366
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (c)	43,500	38,322
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (c)	3,722	3,279
Freddie Mac Pool #SL1634 2.50% 7/1/2052 (c)	9,866	8,362
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (c)	8,009	6,780
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (c)	7,760	6,583
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (c)	4,772	4,029
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (c)	12,040	10,605
Freddie Mac Pool #SD5277 3.00% 7/1/2052 (c)	5,175	4,560
Freddie Mac Pool #SL3327 3.50% 7/1/2052 (c)	25,582	23,513
Freddie Mac Pool #SD3117 4.00% 7/1/2052 (c)	1,979	1,876
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (c)	143	121
Capital Group Core Bond ETF — Page 6 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (c)	USD8,788	$7,740
Freddie Mac Pool #SD8237 4.00% 8/1/2052 (c)	712	674
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (c)	2,301	2,027
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (c)	5,577	4,708
Freddie Mac Pool #SL2622 3.00% 3/1/2053 (c)	6,361	5,603
Freddie Mac Pool #SD8330 3.00% 3/1/2053 (c)	6,354	5,592
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (c)	3,409	3,380
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	843	850
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (c)	153	159
Freddie Mac Pool #SL3161 3.50% 8/1/2053 (c)	11,847	10,883
Freddie Mac Pool #SD4820 3.00% 10/1/2053 (c)	6,349	5,587
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (c)	5,840	5,145
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (c)	862	814
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (c)	6,599	6,539
Freddie Mac Pool #SD8385 6.50% 12/1/2053 (c)	19,379	20,064
Freddie Mac Pool #SL1062 2.50% 1/1/2054 (c)	4,816	4,081
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (c)	1,998	2,067
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	29	30
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (c)	782	799
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (c)	87	90
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (c)	117	120
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	16	16
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	54	56
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (c)	4,085	4,168
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (c)	140	143
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	468	484
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (c)	1,000	1,035
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (c)	9,693	9,892
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (c)	1,000	1,034
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (c)	17,728	18,340
Freddie Mac Pool #SD6652 3.50% 11/1/2054 (c)	4,662	4,280
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (c)	7,257	7,167
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (c)	4,071	4,152
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	18,849	19,225
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (c)	1,000	1,034
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	7,287	7,432
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (c)	1,000	1,034
Freddie Mac Pool #SD8531 4.50% 5/1/2055 (c)	3,855	3,724
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (c)	11,270	11,659
Freddie Mac Pool #RJ5631 6.00% 8/1/2055 (c)	12,900	13,157
Freddie Mac Pool #RQ0063 5.00% 11/1/2055 (c)	7,940	7,836
Freddie Mac Pool #RQ0073 4.00% 12/1/2055 (c)	68	64
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (c)	28	26
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (c)	694	719
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (c)	235	215
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (c)	230	209
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (c)	221	205
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (c)	244	221
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (c)	16,465	13,266
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (c)(e)	11,547	9,710
Uniform Mortgage-Backed Security 5.50% 4/1/2056 (c)(e)	22,560	22,667
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (c)	15,945	12,840
		1,096,077
Capital Group Core Bond ETF — Page 7 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 3.47%	Principal amount (000)	Value (000)
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(c)	USD1,929	$1,878
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063 (a)(c)(f)	4,212	3,911
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(b)(c)	1,952	1,960
BRAVO Residential Funding Trust, Series 2025-NQM10, Class A1, 4.868% 9/25/2065 (a)(c)(f)	7,502	7,459
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040 (a)(c)	4,916	4,765
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(c)	6,654	6,664
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(c)(f)	500	497
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1, 3.00% 5/25/2034 (a)(c)(f)	2,100	2,049
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034 (a)(c)(f)	528	523
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(f)	687	685
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(f)	291	286
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(f)	4,481	4,380
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(b)(c)	2,038	2,000
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(b)(c)	300	291
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(b)(c)	1,356	1,343
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.962% 5/25/2043 (a)(c)(f)	261	266
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.712% 1/25/2044 (a)(c)(f)	52	52
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 2/25/2044 (a)(c)(f)	48	48
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.662% 5/25/2044 (a)(c)(f)	231	231
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2044 (a)(c)(f)	61	61
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.262% 9/25/2044 (a)(c)(f)	331	332
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2045 (a)(c)(f)	538	537
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.812% 2/25/2045 (a)(c)(f)	764	764
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(c)	2,863	2,738
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.012% 2/25/2044 (a)(c)(f)	5,538	5,541
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.862% 5/25/2044 (a)(c)(f)	882	882
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.912% 5/25/2044 (a)(c)(f)	1,316	1,317
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2045 (a)(c)(f)	959	961
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.612% 9/25/2045 (a)(c)(f)	1,283	1,281
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.512% 2/25/2046 (a)(c)(f)	4,148	4,143
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2046 (a)(c)(f)	2,977	2,968
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (a)(b)(c)	133	134
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(c)	237	238
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(c)	213	208
JP Morgan Mortgage Trust, Series 2016-3, Class B2, 3.309% 10/25/2046 (a)(c)(f)	191	185
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.26% 12/25/2049 (a)(c)(f)	1,013	948
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (a)(c)(f)	2,621	2,624
JPMorgan Mortgage Trust, Series 2017-1, Class B2, 3.444% 1/25/2047 (a)(c)(f)	378	344
Capital Group Core Bond ETF — Page 8 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.65% 11/25/2060 (a)(b)(c)	USD1,590	$1,592
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 5.75% 7/25/2061 (a)(b)(c)	1,337	1,338
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066 (a)(b)(c)	6,193	6,200
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(b)(c)	277	277
Liberty Street Trust, Series 2026-225L, Class A, 4.593% 2/10/2043 (a)(c)(f)	4,997	4,937
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(c)	2,264	2,263
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(b)(c)	1,476	1,489
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (a)(b)(c)	2,173	2,185
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (a)(c)(f)	124	115
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037 (a)(c)	449	443
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.539% 3/25/2053 (a)(c)(f)	216	217
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(c)	3,321	3,335
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.703% 4/25/2053 (a)(c)(f)	472	470
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (a)(b)(c)	1,572	1,557
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(c)(f)	5,193	5,159
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (a)(b)(c)	193	194
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(c)	210	211
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(c)	214	215
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(c)	301	303
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(c)	2,358	2,380
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(b)(c)	970	975
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(c)	2,289	2,300
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (a)(b)(c)	1,950	1,950
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (a)(b)(c)	5,065	5,045
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(c)(f)	6,224	6,191
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(f)	608	616
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (a)(c)	390	386
Progress Residential Trust, Series 2025-SFR3, Class B, 3.39% 7/17/2042 (a)(c)	4,000	3,728
Progress Residential Trust, Series 2025-SFR3, Class D, 3.39% 7/17/2042 (a)(c)	3,000	2,738
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(c)	1,495	1,415
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(c)	849	821
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (a)(c)(f)	3,319	3,319
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 2/17/2042 (a)(c)(f)	300	300
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class B, (1-month USD CME Term SOFR + 1.75%) 5.423% 2/17/2042 (a)(c)(f)	2,500	2,496
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 4.793% 10/25/2048 (a)(c)(f)	3,237	3,243
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.974% 5/25/2055 (a)(c)(f)	2,452	2,428
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 4.793% 5/25/2058 (a)(c)(f)	1,558	1,587
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 4.793% 10/25/2059 (a)(c)(f)	1,649	1,650
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.024% 7/25/2065 (a)(c)(f)	1,025	1,021
Tricon Residential Trust, Series 2026-SFR1, Class A, (1-month USD CME Term SOFR + 1.10%) 4.773% 2/17/2043 (a)(c)(f)	7,906	7,910
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(b)(c)	1,458	1,446
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(c)	526	531
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(c)	594	600
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (a)(c)(f)	704	707
Capital Group Core Bond ETF — Page 9 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(c)	USD3,204	$3,202
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (a)(b)(c)	2,722	2,707
		159,686
Commercial mortgage-backed securities 3.30%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.415% 6/15/2040 (a)(c)(f)	4,260	4,277
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(c)	4,423	4,216
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (a)(c)	878	827
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (a)(c)	852	789
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (a)(c)	396	374
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (a)(c)	4,452	4,358
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.364% 7/15/2041 (a)(c)(f)	447	448
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (a)(c)(f)	1,870	1,890
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (c)	35	33
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (c)(f)	38	38
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (c)	250	225
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (c)(f)	118	122
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (c)	689	707
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (a)(c)(f)	7,318	7,268
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.015% 3/15/2041 (a)(c)(f)	269	269
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (c)(f)	985	1,023
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (c)(f)	1,485	1,541
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.044% 6/15/2041 (a)(c)(f)	1,996	1,997
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.966% 12/15/2039 (a)(c)(f)	1,811	1,813
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.214% 5/15/2034 (a)(c)(f)	655	656
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.663% 1/17/2039 (a)(c)(f)	1,476	1,476
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (a)(c)(f)	4,754	4,753
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 8/15/2039 (a)(c)(f)	2,147	2,152
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.115% 11/15/2041 (a)(c)(f)	2,294	2,297
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(c)	3,926	3,978
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(c)(f)	7,000	7,044
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (a)(c)(f)	9,041	9,029
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.56% 7/15/2041 (a)(c)(f)	994	995
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.314% 8/15/2041 (a)(c)(f)	1,613	1,604
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)	312	307
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (c)	319	315
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)	56	55
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(c)(f)	3,578	3,615
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (a)(c)(f)	5,817	5,765
Elm CLO, Ltd., Series 2024-ELM, Class B10, 5.995% 6/10/2039 (a)(c)(f)	1,057	1,060
ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039 (a)(c)(f)	949	952
ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039 (a)(c)(f)	661	663
ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039 (a)(c)(f)	595	596
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039 (a)(c)(f)	234	234
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039 (a)(c)(f)	210	210
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.973% 10/15/2042 (a)(c)(f)	2,654	2,657
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.873% 2/15/2043 (a)(c)(f)	9,907	9,920
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 12/15/2039 (a)(c)(f)	1,067	1,068
Capital Group Core Bond ETF — Page 10 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.12% 3/15/2041 (a)(c)(f)	USD6,927	$6,936
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 5/15/2041 (a)(c)(f)	1,446	1,448
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.133% 3/10/2041 (a)(c)(f)	479	483
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)	378	374
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (a)(c)(f)	2,177	2,178
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.415% 3/15/2042 (a)(c)(f)	1,040	1,041
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.714% 3/15/2042 (a)(c)(f)	633	634
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.264% 3/15/2042 (a)(c)(f)	1,222	1,224
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.214% 5/15/2037 (a)(c)(f)	1,500	1,501
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(c)(f)	2,271	2,325
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(c)(f)	177	178
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039 (a)(c)(f)	594	600
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(c)(f)	189	191
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (a)(c)(f)	3,582	3,668
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.023% 3/15/2042 (a)(c)(f)	4,991	4,985
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.266% 11/15/2039 (a)(c)(f)	921	922
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 12/15/2039 (a)(c)(f)	3,550	3,548
LV Trust, Series 2024-SHOW, Class A, 4.764% 10/10/2041 (a)(c)(f)	2,549	2,567
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (c)	2,168	2,238
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2053 (a)(c)(f)	2,163	2,223
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.412% 7/25/2054 (a)(c)(f)	590	597
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (a)(c)(f)	720	733
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (a)(c)(f)	2,059	2,138
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(c)(f)	3,825	3,811
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.064% 5/15/2039 (a)(c)(f)	354	353
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 4.937% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(b)(c)	1,750	1,748
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.115% 2/15/2042 (a)(c)(f)	8,074	7,986
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)	250	247
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(c)(f)	691	688
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)	421	414
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (c)(f)	300	292
		151,887
Total mortgage-backed obligations		1,407,650
U.S. Treasury bonds & notes 13.31% U.S. Treasury 13.31%
U.S. Treasury 4.125% 10/31/2029	15,450	15,579
U.S. Treasury 4.125% 3/31/2031	440	443
U.S. Treasury 4.125% 10/31/2031	7,170	7,210
Capital Group Core Bond ETF — Page 11 of 22

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.375% 1/31/2032	USD11,124	$11,317
U.S. Treasury 4.125% 5/31/2032	10,485	10,515
U.S. Treasury 4.00% 2/15/2034	605	597
U.S. Treasury 4.625% 2/15/2040	9,070	9,066
U.S. Treasury 1.125% 5/15/2040 (d)	109,422	68,910
U.S. Treasury 1.375% 11/15/2040	36,030	23,200
U.S. Treasury 4.625% 5/15/2044	55,000	53,333
U.S. Treasury 4.75% 2/15/2045	7,840	7,702
U.S. Treasury 5.00% 5/15/2045	17,556	17,780
U.S. Treasury 4.875% 8/15/2045	61,630	61,409
U.S. Treasury 4.625% 11/15/2045	16,470	15,879
U.S. Treasury 2.375% 11/15/2049	41,960	26,733
U.S. Treasury 2.00% 2/15/2050	36,180	21,058
U.S. Treasury 1.875% 2/15/2051	76,100	42,241
U.S. Treasury 3.00% 8/15/2052 (d)	62,540	44,442
U.S. Treasury 3.625% 5/15/2053	35,400	28,375
U.S. Treasury 4.625% 5/15/2054	22,310	21,268
U.S. Treasury 4.75% 5/15/2055	44,504	43,325
U.S. Treasury 4.75% 8/15/2055	79,430	77,376
U.S. Treasury 4.75% 2/15/2056	5,500	5,363
		613,121
Asset-backed obligations 9.31% Other asset-backed securities 4.88%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (a)(c)	529	531
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (a)(c)	1,062	1,061
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(c)	821	822
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (a)(c)	2,430	2,422
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (a)(c)	3,956	3,965
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(c)	1,497	1,497
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(c)	1,033	1,041
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (a)(c)	170	171
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (a)(c)	600	608
AXIS Equipment Finance Receivables, LLC, Series 2025-1A, Class A2, 4.70% 9/22/2031 (a)(c)	2,202	2,218
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (a)(c)	23	22
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (a)(c)	3,008	2,802
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(c)	207	207
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(c)	139	141
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039 (a)(c)	973	972
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (a)(c)	1,759	1,690
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(c)	1,435	1,457
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(c)	3,105	3,103
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(c)	3,119	3,146
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(c)	7,196	7,115
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(c)	201	201
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)	4,960	4,196
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	4,439	3,603
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(c)	510	512
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (a)(c)	1,691	1,696
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(c)	375	354
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(c)	1,221	1,130
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (a)(c)	3,573	3,313
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (a)(c)	112	112
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(c)	3,015	3,018
Capital Group Core Bond ETF — Page 12 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(c)	USD239	$241
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(c)	1,920	1,934
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(c)	1,223	1,233
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(c)	2,012	2,013
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(c)	2,772	2,770
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(c)	4,221	4,210
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (a)(c)	99	95
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(c)	103	99
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(c)	121	114
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(c)	126	117
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(c)	2,657	2,638
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (a)(c)	17,183	17,210
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(c)	677	680
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(c)	1,638	1,641
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (a)(c)	5,593	5,521
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(c)	264	266
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(c)	664	671
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)	5,615	4,724
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(c)	980	985
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(c)	958	961
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (a)(c)	1,175	1,184
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(c)	2,648	2,656
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(c)	623	625
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(c)	6,720	6,606
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(c)	612	618
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(c)	801	804
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(c)	992	995
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (a)(c)	1,028	1,027
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (a)(c)	935	922
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(c)	7,414	7,398
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(c)	1,657	1,655
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (a)(c)	2,346	2,342
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (a)(c)	7,623	7,605
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (a)(c)	4,751	4,733
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (a)(c)	4,556	4,559
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(c)	524	525
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(c)	417	420
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(c)	1,050	1,055
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (a)(c)	585	587
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035 (c)	1,250	1,269
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(c)	680	678
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(c)	1,686	1,668
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030 (a)(c)	900	909
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(c)	132	132
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (a)(c)	2,508	2,500
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (a)(c)	3,597	3,658
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (a)(c)	3,900	4,012
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (a)(c)	398	399
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(c)	1,658	1,687
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(c)	2,516	2,488
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (c)	236	238
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (c)	3,402	3,425
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(c)	5,311	5,095
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(c)	921	869
Capital Group Core Bond ETF — Page 13 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(c)	USD1,329	$1,250
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(c)	1,618	1,528
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046 (a)(c)	849	795
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(c)	1,529	1,530
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(c)	452	433
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (a)(c)	4,125	3,769
T-Mobile US Trust, Series 2026-1A, Class A, 4.25% 10/21/2030 (a)(c)	4,178	4,179
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	1,001	1,009
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(c)	1,699	1,704
U.S. Bank National Association, Series 2026-RVM1, Class B1, 4.959% 12/25/2046 (a)(c)	5,559	5,594
U.S. Bank National Association, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (a)(c)	1,234	1,240
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (a)(c)	4,488	4,326
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (a)(c)	1,753	1,759
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (a)(c)	506	514
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031 (a)(c)	1,750	1,793
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (a)(c)	3,364	3,399
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (b)(c)	3,309	3,300
Verizon Master Trust, Series 2026-1, Class A1A, 3.94% 2/20/2031 (4.69% on 2/20/2028) (b)(c)	8,910	8,921
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(c)	659	662
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(c)	216	216
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(c)	521	518
		225,031
Auto loan 2.56%
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(c)	128	128
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(c)	683	696
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(c)	753	759
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(c)	250	258
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (a)(c)	150	156
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(c)	117	120
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (a)(c)	3,335	3,312
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (a)(c)	3,496	3,462
BofA Auto Trust, Series 2024-1, Class A4, 5.31% 6/17/2030 (a)(c)	1,000	1,013
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (c)	21	21
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (c)	99	100
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (c)	656	658
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94% 8/15/2029 (c)	500	506
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (c)	7	7
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26% 10/10/2029 (c)	1,637	1,637
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028 (a)(c)	61	61
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(c)	150	152
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(c)	29	29
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (a)(c)	397	398
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(c)	96	96
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(c)	100	102
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (a)(c)	1,863	1,866
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (a)(c)	915	915
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (c)	78	78
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(c)	238	238
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(c)	910	912
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(c)	61	62
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (a)(c)	108	110
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (c)	32	32
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (c)	121	122
Capital Group Core Bond ETF — Page 14 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (c)	USD700	$698
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (c)	1,025	1,022
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (a)(c)	1,689	1,684
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (c)	100	101
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(c)	150	152
Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32% 8/15/2038 (8.63% on 2/15/2031) (a)(b)(c)	8,860	8,807
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (a)(c)	2,725	2,730
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (c)	3,116	3,139
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (a)(c)	442	442
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (a)(c)	457	459
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(c)	2,797	2,801
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (a)(c)	3,956	3,939
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(c)	520	521
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (a)(c)	66	66
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(c)	57	57
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(c)	312	323
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (a)(c)	921	923
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (a)(c)	150	156
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (a)(c)	1,670	1,674
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(c)	250	247
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(c)	150	148
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(c)	4,919	4,971
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(c)	517	525
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(c)	1,616	1,630
Huntington National Bank (The), Series 2024-2, Class B1, 5.44% 10/20/2032 (a)(c)	2,029	2,045
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(c)	3,830	3,846
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (a)(c)	4,802	4,813
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (a)(c)	3,013	3,010
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (a)(c)	100	100
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(c)	5,189	5,156
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (a)(c)	1	1
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (a)(c)	80	80
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (a)(c)	355	359
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (c)	39	40
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (a)(c)	1,231	1,231
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(c)	4,216	4,230
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (a)(c)	2,082	2,083
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (a)(c)	4,827	4,832
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (a)(c)	2,994	2,998
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (a)(c)	2,483	2,487
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029 (c)	2,394	2,401
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (a)(c)	526	526
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55% 12/20/2028 (a)(c)	1,000	1,007
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(c)	150	151
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(c)	480	484
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (a)(c)	917	924
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(c)	503	508
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(c)	406	408
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (a)(c)	1,010	1,007
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (a)(c)	472	472
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (a)(c)	471	471
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029 (a)(c)	140	141
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (a)(c)	1,824	1,827
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(c)	3,025	3,026
Capital Group Core Bond ETF — Page 15 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (a)(c)	USD44	$44
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(c)	1,613	1,615
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(c)	46	46
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (a)(c)	2,225	2,237
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (a)(c)	4,358	4,358
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)	1,684	1,696
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(c)	1,893	1,905
		117,786
Collateralized loan obligations 1.35%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (a)(c)(f)	1,600	1,598
ARES CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.738% 1/25/2034 (a)(c)(f)	3,150	3,149
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.758% 10/24/2036 (a)(c)(f)	7,757	7,734
Ballyrock CLO, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.722% 10/15/2036 (a)(c)(f)	7,506	7,495
BCC Middle Market CLO, Series 2023-2A, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.045% 10/21/2035 (a)(c)(f)	8,030	7,966
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (a)(c)(f)	8,000	7,997
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 4.752% 10/15/2030 (a)(c)(f)	576	576
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.752% 7/15/2036 (a)(c)(f)	4,000	3,995
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.718% 10/20/2032 (a)(c)(f)	336	336
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.922% 7/15/2036 (a)(c)(f)	3,000	3,001
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.711% 7/23/2032 (a)(c)(f)	1,797	1,796
Sound Point CLO, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/20/2035 (a)(c)(f)	3,321	3,323
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.712% 4/15/2032 (a)(c)(f)	2,941	2,941
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.672% 7/15/2032 (a)(c)(f)	1,510	1,509
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (a)(c)(f)	3,229	3,228
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (a)(c)(f)	5,697	5,696
		62,340
Credit card 0.52%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(c)	5,000	5,005
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (c)	5,269	5,251
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(c)	410	414
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (c)	150	151
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (c)	2,087	2,114
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(c)	2,151	2,152
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(c)	2,012	2,017
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029 (a)(c)	798	800
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(c)	1,694	1,693
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(c)	3,109	3,123
Capital Group Core Bond ETF — Page 16 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(c)	USD663	$666
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (c)	405	411
		23,797
Total asset-backed obligations		428,954
Bonds & notes of governments & government agencies outside the U.S. 0.94% Mexico 0.86%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	15,610	15,712
Eagle Funding LuxCo SARL 5.50% 8/17/2030	2,456	2,472
United Mexican States 6.00% 5/13/2030	20,500	21,202
		39,386
Saudi Arabia 0.08%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (a)	3,721	3,761
Total bonds & notes of governments & government agencies outside the U.S.		43,147
Loans 0.03% Financials 0.03%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(f)(g)(h)	1,268	1,268
Municipals 0.01% Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	705	732
Total bonds, notes & other debt instruments (cost: $4,601,549,000)		4,594,765
Short-term securities 1.01% Money market investments 1.01%	Shares
Capital Group Central Cash Fund 3.71% (i)(j)	464,571	46,453
Total short-term securities (cost: $46,442,000)		46,453
Total investment securities 100.76% (cost $4,647,991,000)		4,641,218
TBA sale commitments (4.12)% Mortgage-backed obligations (4.12)% Federal agency mortgage-backed obligations (4.12)%	Principal amount (000)
Uniform Mortgage-Backed Security 3.00%, 4/1/2056	USD(21,080)	(18,519)
Uniform Mortgage-Backed Security 3.50% 4/1/2056	(31,700)	(29,065)
Uniform Mortgage-Backed Security 4.00% 4/1/2056	(54,255)	(51,203)
Uniform Mortgage-Backed Security 4.50%, 4/1/2056	(79,584)	(76,818)
Uniform Mortgage-Backed Security 5.00% 4/1/2056	(14,510)	(14,312)
Total TBA sale commitments (proceeds: $192,782,000)		(189,917)
Other assets less liabilities 3.36%		154,958
Net assets 100.00%		$4,606,259
Capital Group Core Bond ETF — Page 17 of 22

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Short	3,806	6/30/2026	USD(789,537)	$5,129
5 Year U.S. Treasury Note Futures	Long	7,864	6/30/2026	850,725	(11,107)
10 Year U.S. Treasury Note Futures	Long	1,566	6/18/2026	173,900	(3,485)
10 Year Ultra U.S. Treasury Note Futures	Long	2,291	6/18/2026	260,064	(1,695)
30 Year U.S. Treasury Bond Futures	Long	1,174	6/18/2026	133,689	(2,429)
30 Year Ultra U.S. Treasury Bond Futures	Long	278	6/18/2026	32,405	(780)
					$(14,367)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3998%	Annual	3/31/2027	USD99,200	$295	$—	$295
SOFR	Annual	3.376%	Annual	3/31/2027	7,280	24	—	24
SOFR	Annual	3.4045%	Annual	2/4/2028	42,000	194	—	194
						$513	$—	$513
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount(k) (000)	Value at 3/31/2026(l) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
1.00%	Quarterly	CDX.NA.IG.S46	6/20/2031	USD95,158	$1,674	$1,551	$123
Capital Group Core Bond ETF — Page 18 of 22

unaudited
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.01%
Money market investments 1.01%
Capital Group Central Cash Fund 3.71% (i)	$147,218	$353,600	$454,357	$16	$(24)	$46,453	$855

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,172,009,000, which represented 25.44% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $33,938,000, which represented 0.74% of the net assets of the fund.
(e)	Represents securities transacted on a TBA basis.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,268,000, which represented 0.03% of the net assets of the fund.

(i)	Rate represents the seven-day yield at 3/31/2026.
(j)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(l)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Core Bond ETF — Page 19 of 22

unaudited
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $1,897,828,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $134,480,000 and $102,407,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Bond ETF — Page 20 of 22

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$2,099,893	$—	$2,099,893
Mortgage-backed obligations	—	1,407,650	—	1,407,650
U.S. Treasury bonds & notes	—	613,121	—	613,121
Asset-backed obligations	—	428,954	—	428,954
Bonds & notes of governments & government agencies outside the U.S.	—	43,147	—	43,147
Loans	—	—	1,268	1,268
Municipals	—	732	—	732
Short-term securities	46,453	—	—	46,453
Total	$46,453	$4,593,497	$1,268	$4,641,218
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(189,917)	—	(189,917)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,129	$—	$—	$5,129
Unrealized appreciation on centrally cleared interest rate swaps	—	513	—	513
Unrealized appreciation on centrally cleared credit default swaps	—	123	—	123
Liabilities:
Unrealized depreciation on futures contracts	(19,496)	—	—	(19,496)
Total	$(14,367)	$636	$—	$(13,731)

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Fncg. = Financing
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Capital Group Core Bond ETF — Page 21 of 22

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
ETGEFP1-312-0526
Capital Group Core Bond ETF — Page 22 of 22